OTHER ASSETS (Tables)	12 Months Ended
Jun. 30, 2024
OTHER ASSETS, NET
Schedule of other assets, net

	June 30, 2024	June 30, 2023
Deposits receivable	2,243,171	474,640
Loans receivable	578,138	274,129
Prepaid expense	300,520	—
Notes receivable	153,744	—
Other receivables	210,308	32,090
Other assets	$3,485,881	$780,859